UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05019

Exact name of registrant as specified in charter:	Nicholas-Applegate Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2008

Date of reporting period:	3/31/2008

Item 1.	Schedule of Investments

Nicholas-Applegate Growth Equity Fund

SCHEDULE OF INVESTMENTS

as of March 31, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.6%
COMMON STOCKS

BASIC MATERIALS 12.2%

Chemicals 5.7%
15,800	Airgas, Inc.	$718,426
30,200	Celanese Corp. (Class A Stock)	1,179,310
9,200	Eastman Chemical Co.	574,540
29,200	Lubrizol Corp. (The)	1,620,892
44,900	Terra Industries, Inc.(a)	1,595,297

		5,688,465
Clothing & Apparel 1.0%
35,300	Hanesbrands, Inc.(a)	1,030,760
Metal Fabricate 1.4%
13,900	Precision Castparts Corp.	1,418,912
Metals & Mining 1.7%
28,100	Reliance Steel & Aluminum Co.	1,682,066
Steel 2.4%
44,000	AK Steel Holding Corp.	2,394,480

COMMUNICATIONS 2.9%

Software 1.0%
61,500	Symantec Corp.(a)	1,022,130
Telecommunications 1.9%
73,800	Juniper Networks, Inc.(a)	1,845,000

CONSUMER CYCLICAL 10.3%

Apparel 0.7%
10,300	NIKE, Inc. (Class B Stock)	700,400
Auto Manufactures 1.4%
37,400	Oshkosh Truck Corp.	1,356,872
Auto Parts and Equipment 0.8%
31,500	Goodyear Tire & Rubber Co. (The)(a)	812,700
Clothing & Apparel 1.0%
33,400	Cintas Corp.	953,236
Distribution/Wholesale 1.3%
31,300	Genuine Parts Co.	1,258,886
Home Builders 1.4%
57,100	Centex Corp.	1,382,391
Lodging 0.5%
5,400	Wynn Resorts Ltd.	543,456
Restaurants 0.5%
22,300	Wendy’s International, Inc.	514,238
Retail & Merchandising 1.6%
37,000	Dollar Tree, Inc.(a)	1,020,830

11,700	GameStop Corp. (Class A Stock)(a)	605,007

		1,625,837
Specialty Retail 1.1%
31,900	CBRL Group, Inc.	1,141,063

CONSUMER NON-CYCLICAL 16.5%

Commercial Services 1.8%
15,600	Apollo Group, Inc. (Class A Stock)(a)	673,920
16,200	Hewitt Associates, Inc. (Class A Stock)(a)	644,274
12,500	Pharmaceutical Product Development, Inc.	523,750

		1,841,944
Healthcare Equipment & Supplies 2.1%
29,900	Hillenbrand Industries, Inc.(a)	1,429,220
14,400	St. Jude Medical, Inc.(a)	621,936

		2,051,156
Healthcare Services 1.6%
9,900	DaVita, Inc.(a)	472,824
37,600	Health Net, Inc.(a)	1,158,080

		1,630,904
Household Products / Wares 2.9%
20,700	Church & Dwight Co., Inc.	1,122,768
5,400	Intuitive Surgical, Inc.(a)	1,751,490

		2,874,258
Medical Supplies & Equipment 0.9%
11,800	Zimmer Holdings, Inc.(a)	918,748
Other Commercial/Industrial Services 0.8%
43,050	Rollins, Inc.	761,554
Pharmaceuticals 5.4%
43,900	Forest Laboratories, Inc.(a)	1,756,439
28,100	Herbalife Ltd. (Cayman Islands)	1,334,750
46,200	Sepracor, Inc.(a)	901,824
49,000	Watson Pharmaceuticals, Inc.(a)	1,436,680

		5,429,693
Tobacco 1.0%
16,400	Reynolds American, Inc.	968,092

CONSUMER NON-DURABLES 2.0%

Healthcare Services 0.6%
13,700	Humana, Inc.(a)	614,582
Pharmacy Services 1.4%
21,300	Express Scripts, Inc.(a)	1,370,016

ENERGY 17.8%

Coal 1.3%
25,500	Peabody Energy Corp.	1,300,500

Energy - Alternate Sources 1.2%
5,100	First Solar, Inc.(a)	1,178,814
Oil & Gas Drilling 6.7%
21,600	Atwood Oceanics, Inc.(a)	1,981,152
13,000	Diamond Offshore Drilling, Inc.	1,513,200
35,800	ENSCO International, Inc.	2,241,796
27,800	Pride International, Inc.(a)	971,610

		6,707,758
Oil & Gas Equipment & Services 2.9%
41,700	Dresser-Rand Group, Inc.(a)	1,282,275
28,300	National-Oilwell Varco, Inc.(a)	1,652,154

		2,934,429
Oil & Gas Exploration/Production 5.7%
67,500	Continental Resources, Inc.(a)	2,152,575
14,400	Murphy Oil Corp.	1,182,816
11,200	Noble Energy, Inc.	815,360
26,300	Unit Corp.(a)	1,489,895

		5,640,646

FINANCIAL SERVICES 5.8%

Diversified Financial Services 1.8%
59,500	Fifth Third Bancorp	1,244,740
3,900	IntercontinentalExchange, Inc.(a)	508,950

		1,753,690
Financial/Business Services 1.6%
19,900	Dun & Bradstreet Corp. (The)	1,619,462
Insurance 1.2%
43,575	W.R. Berkley Corp.	1,206,592
Real Estate Investment Trusts 1.2%
20,100	ProLogis	1,183,086

INDUSTRIALS 20.5%

Aerospace & Defense 1.6%
28,600	Rockwell Collins, Inc.	1,634,490
Containers & Packaging 1.2%
25,500	Ball Corp.	1,171,470
Diversified Machinery 5.0%
26,700	AGCO Corp.(a)	1,598,796
39,600	Cummins, Inc.	1,854,072
35,100	Ingersoll-Rand Co. Ltd. (Class A Stock)(Bermuda)	1,564,758

		5,017,626
Diversified Manufacturing 2.4%
35,900	Dover Corp.	1,499,902
19,100	Teleflex, Inc.	911,261

		2,411,163

Electronics 3.2%
18,500	Avnet, Inc.(a)	605,505
15,800	Belden, Inc.	558,056
7,900	Garmin Ltd. (Cayman Islands)	426,679
16,700	Mettler-Toledo International, Inc.(a)	1,621,904

		3,212,144
Engineering/Construction 0.7%
20,300	URS Corp.(a)	663,607
Environmental Control 2.6%
38,300	Republic Services, Inc.	1,119,892
45,400	Waste Management, Inc.	1,523,624

		2,643,516
Hand/Machine Tools 1.4%
27,000	Snap-On, Inc.	1,372,950
Machinery 1.0%
32,700	Kennametal, Inc.	962,361
Paper & Forest Products 1.4%
25,300	Owens Illinois, Inc.(a)	1,427,679

TECHNOLOGY 10.1%

Computer Hardware 0.9%
45,200	NetApp, Inc.(a)	906,260
Electronic Components 4.3%
23,700	Hubbell, Inc. (Class B Stock)	1,035,453
20,100	L-3 Communications Holdings, Inc.	2,197,734
27,900	Thomas & Betts Corp.(a)	1,014,723

		4,247,910
Semiconductors 3.6%
18,900	Analog Devices, Inc.	557,928
25,400	MEMC Electronic Materials, Inc.(a)	1,800,860
20,450	NVIDIA Corp.(a)	404,706
35,300	Xilinx, Inc.	838,375

		3,601,869
Software 1.3%
16,400	Autodesk, Inc.(a)	516,272
3,600	MasterCard, Inc. (Class A Stock)	802,764

		1,319,036

UTILITIES 1.5%

Multi-Utilities & Unregulated Power 1.5%
41,200	SCANA Corp.	1,507,096

TOTAL INVESTMENTS—99.6% (cost $98,989,185)(b)	99,455,993
Other assets in excess of liabilities—0.4%	376,822

NET ASSETS—100%	$99,832,815

(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Portfolio’s investments was $99,071,251; accordingly, net unrealized appreciation on investments for federal income tax purposes was $384,742 (gross unrealized appreciation $11,218,545; gross unrealized depreciation $10,833,803). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$99,455,993	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$99,455,993	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Fund’s Sub advisor in consultation with the manager to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of March 31, 2008 there were no securities valued in accordance with such procedures.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert F. Gunia
Robert F. Gunia
President and Principal Executive Officer

Date May 21, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 21, 2008

*	Print the name and title of each signing officer under his or her signature.